Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2018
Affiliated Revenues

Related Party Revenues	AEP Texas	AEPTCo	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Year Ended December 31, 2018
Direct Sales to East Affiliates	$—	$—	$133.2	$0.1	$—	$—	$—
Direct Sales to West Affiliates	—	—	—	—	—	—	—
Auction Sales to OPCo (a)	—	—	5.8	7.1	—	—	—
Direct Sales to AEPEP	103.6	—	—	—	—	—	—
Transmission Agreement and Transmission Coordination Agreement Sales	—	591.4	36.4	11.7	3.9	0.9	26.9
Other Revenues	1.6	7.5	6.0	3.2	17.1	4.5	1.5
Total Affiliated Revenues	$105.2	$598.9	$181.4	$22.1	$21.0	$5.4	$28.4

Related Party Revenues	AEP Texas	AEPTCo		APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Year Ended December 31, 2017
Direct Sales to East Affiliates	$—	$—		$130.4	$—	$—	$—	$—
Direct Sales to West Affiliates	—	—		—	3.8	—	—	—
Auction Sales to OPCo (a)	—	—		1.0	—	—	—	—
Direct Sales to AEPEP	63.6	—		—	—	—	—	(0.2)
Transmission Agreement and Transmission Coordination Agreement Sales	—	559.6	(b)	34.1	(4.4)	6.2	—	24.2
Other Revenues	2.1	8.5		6.5	2.4	18.2	4.3	1.9
Total Affiliated Revenues	$65.7	$568.1		$172.0	$1.8	$24.4	$4.3	$25.9

Related Party Revenues	AEP Texas	AEPTCo	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Year Ended December 31, 2016
Direct Sales to East Affiliates	$—	$—	$126.0	$—	$—	$—	$—
Direct Sales to West Affiliates	—	—	—	—	—	—	3.7
Auction Sales to OPCo (a)	—	—	9.2	12.0	—	—	—
Direct Sales to AEPEP	73.9	—	—	—	—	—	(0.2)
Transmission Agreement and Transmission Coordination Agreement Sales	—	366.1	1.3	12.2	(2.0)	(1.7)	19.4
Other Revenues	1.8	—	5.6	2.0	19.3	4.3	1.6
Total Affiliated Revenues	$75.7	$366.1	$142.1	$26.2	$17.3	$2.6	$24.5

(a)	Refer to the Ohio Auctions section below for further information regarding these amounts.

(b)	Reflects the revisions made to AEPTCo’s previously issued financial statements. See the “Revisions to Previously Issued Financial Statements” section of Note 1 for additional information.

Affiliated Purchases

Related Party Purchases	I&M	OPCo	PSO
	(in millions)
Year Ended December 31, 2018
Auction Purchases from AEPEP (a)	$—	$79.7	$—
Auction Purchases from AEP Energy (a)	—	41.0	—
Auction Purchases from AEPSC (a)	—	14.6	—
Direct Purchases from AEGCo	237.9	—	—
Total Affiliated Purchases	$237.9	$135.3	$—

Related Party Purchases	I&M	OPCo	PSO
	(in millions)
Year Ended December 31, 2017
Auction Purchases from AEPEP (a)	$—	$96.5	$—
Auction Purchases from AEP Energy (a)	—	5.5	—
Auction Purchases from AEPSC (a)	—	6.5	—
Direct Purchases from AEGCo	223.9	—	—
Total Affiliated Purchases	$223.9	$108.5	$—

Related Party Purchases	I&M	OPCo	PSO
	(in millions)
Year Ended December 31, 2016
Direct Purchases from West Affiliates	$—	$—	$3.7
Auction Purchases from AEPEP (a)	—	110.1	—
Auction Purchases from AEP Energy (a)	—	7.7	—
Auction Purchases from AEPSC (a)	—	24.1	—
Direct Purchases from AEGCo	228.6	—	—
Total Affiliated Purchases	$228.6	$141.9	$3.7

(a)	Refer to the Ohio Auctions section below for further information regarding this amount.

Transmission Agreement

	Years Ended December 31,
Company	2018	2017	2016
	(in millions)
APCo	$128.3	$158.2	$103.2
I&M	91.4	103.8	53.0
OPCo	210.1	248.6	143.6

Transmission Coordination Agreement

	Years Ended December 31,
Company	2018	2017	2016
	(in millions)
PSO	$65.9	$56.0	$19.6
SWEPCo	10.5	6.6	(19.6)

Joint License Agreement

	Years Ended December 31,
Billing Company	2018	2017	2016
	(in millions)
I&M	$2.2	$1.4	$0.8
KPCo	0.2	0.2	0.1
OPCo	2.9	2.4	2.3
PSO	0.3	0.3	0.2

Railcar Maintenance

	Years Ended December 31,
Company	2018	2017	2016
	(in millions)
I&M	$1.5	$1.3	$1.7
PSO	0.7	0.5	0.6
SWEPCo	3.4	3.5	3.3

Barging, Urea Transloading and Other Services

	Years Ended December 31,
Company	2018	2017	2016
	(in millions)
AEGCo	$19.9	$15.3	$14.8
AGR	—	0.1	0.3
APCo	35.1	37.2	36.9
KPCo	4.2	5.0	5.3
WPCo	4.2	5.0	4.8

Central Machine Shop

	Years Ended December 31,
Company	2018	2017	2016
	(in millions)
AGR	$1.6	$1.2	$2.0
I&M	2.4	2.7	2.9
KPCo	1.7	1.8	1.5
PSO	0.5	1.1	0.5
SWEPCo	0.7	0.8	0.9

Related Party Sales of Property	Sales

	Years Ended December 31,
Company	2018	2017	2016
	(in millions)
AEP Texas	$0.3	$0.2	$0.3
APCo	5.4	3.5	4.5
I&M	8.2	5.0	5.2
OPCo	10.7	2.9	1.9
PSO	1.0	1.5	7.5
SWEPCo	0.8	0.5	1.0

Related Party Purchases of Property	Purchases

	Years Ended December 31,
Company	2018	2017	2016
	(in millions)
AEP Texas	$0.1	$0.4	$0.7
AEPTCo	18.5	9.1	6.5
APCo	0.6	0.9	1.5
I&M	2.0	3.5	2.7
OPCo	2.8	1.6	1.7
PSO	1.3	0.2	3.2
SWEPCo	0.8	0.4	6.5